Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Schedule of Accounts Receivable

On December 31, 2020 and 2019, accounts receivable, net consisted of the following:

	December 31, 2020	December 31, 2019
Accounts receivable	$392,922	$983,771
Allowance for doubtful accounts	(20,000)	(20,000)
Accounts receivable, net	$372,922	$963,771